EQUITY INCENTIVE PLAN (Tables) - Q S I Operations Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of the stock option activity

		Weighted	Weighted Average
	Number of	Average Exercise	Remaining	Aggregate
	Options	Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2020	9,240,930	$1.89	6.77	$4,094
Granted	1,286,250	6.80
Exercised	(728,824)	1.37
Forfeited	—	—
Outstanding at March 31, 2021	9,798,356	$2.57	7.16	$41,406
Options exercisable at March 31, 2021	6,496,490	$1.82	6.25	$32,326
Vested and expected to vest at March 31, 2021	9,516,206	$2.53	7.11	$40,630

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contractual Term	Value
Outstanding at January 1,2019	77,81,967	$1.61	7.88	$7,851
Granted	31,96,721	2.41
Exercised	(2,70,997)	0.43
Forfeited	(8,13,934)	1.92
Outstanding at December 31, 2019	98,93,757	$1.88	7.72	5,280
Granted	7,90,433	2.31
Exercised	(1,44,055)	0.44
Forfeited	(12,99,205)	2.19
Outstanding at December 31, 2020	92,40,930	$1.89	6.77	4,094
Options exercisable at December 31, 2019	58,10,260	$1.59	6.76	4,788
Options exercisable at December 31, 2020	69,54,472	$1.76	6.20	3,945
Vested and expected to vest at December 31, 2019	96,57,854	$1.87	7.75	5,251
Vested and expected to vest at December 31, 2020	90,45,548	$1.88	6.73	4,082

Schedule of assumptions used to value option grants to employees and nonemployees for year ended 2020 and employees for year ended 2019

The assumptions used to value option grants to employees and nonemployees for the year ended December 31, 2020 and employees for the year ended December 31, 2019 were as follows:

	2020	2019
Risk free interest rate	0.3% – 0.6%	1.4% – 1.9%
Expected dividend yield	0%	0%
Expected term	5.0 years – 6.0 years	5.0 years – 6.2 years
Expected volatility	70%	70%

The assumptions used to value option grants to nonemployees for the year ended December 31, 2019 were as follows:

2019
Risk free interest rate	1.4% – 1.9%
Expected dividend yield	0%
Expected term	4.0 years – 10.0 years
Expected volatility	70%

Schedule of stock options granted to employees and nonemployees

	2020	2019
Stock options granted to employees	697,433	2,730,000
Stock options granted to nonemployees	93,000	466,721
Total stock options granted	790,433	3,196,721

Summary of the restricted stock activity

	Number of	Weighted Average
	Shares of	Grant-Date Fair
	Restricted Stock	Value
Outstanding non-vested restricted stock at December 31, 2020	—
Granted	5,610,752	$6.53
Repurchased	—	—
Restrictions lapsed	—	—
Outstanding non-vested restricted stock at March 31, 2021	5,610,752	$6.53

Schedule of stock-based compensation expense

	Three months ended March 31,
	2021	2020
Research and development	$340	$534
General and administrative	40	49
Sales and marketing	77	59
Total Stock-based compensation expense	$457	$642

The Company’s stock-based compensation expense for employee and nonemployee awards for the periods presented was as follows:

	2020	2019
Employee awards	$1,376	$2,021
Nonemployee awards	548	694
Total stock-based compensation expense	$1,924	$2,715

The Company’s stock-based compensation expense is allocated to the following operating expense categories on the statements of operations for the years ended December 31, 2020 and 2019 as follows:

	2020	2019
Research and development	$1,290	$2,163
General and administrative	324	354
Sales and marketing	310	198
Total stock-based compensation expense	$1,924	$2,715